Advance to Supplier - Schedule of Advance to Supplier (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Advance to Supplier [Abstract]
Advance to a supplier	$ 2,359,304	$ 3,043,674	$ 800,000